Non-current receivables - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022	Jun. 07, 2022	Jan. 26, 2022	Dec. 02, 2021	Jan. 15, 2021	Sep. 11, 2020
Disclosure of financial assets [line items]
Notional amount	$ 93,607,000	$ 536,532,000
Other non-current receivables	1,622,000	13,855,000
TI Africa Ltd
Disclosure of financial assets [line items]
Percentage of voting equity interests acquired				50.00%
Financial guarantee contracts
Disclosure of financial assets [line items]
Other non-current receivables							$ 12,300,000
$713.0 million facility
Disclosure of financial assets [line items]
Notional amount	713,000,000.0							$ 713,000,000
$713.0 million facility | Interest rate swaps
Disclosure of financial assets [line items]
Notional amount	0	$ 223,667,000
$73.45 million facility - Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount	73,450,000					$ 73,450,000
$73.45 million facility - Cedar and Cypress | Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount					$ 73,450,000
Secured FSO loan due 2030
Disclosure of financial assets [line items]
Notional amount	$ 150,000,000		$ 150,000,000